UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21694
                  --------------------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
          -------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

                           BNY Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                David K. Mossman
                          BNY Mellon Wealth Management
                                One Mellon Center
                              Pittsburgh, PA 15258
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 257-0004
           -----------------------------------------------------------

                        Date of fiscal year end: March 31
                   ------------------------------------------

                  Date of reporting period: September 30, 2009
                     --------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

         The Semi-Annual Report to Investors is attached herewith.


                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                         SEMI-ANNUAL REPORT TO INVESTORS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009

                                   (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the investors of Mellon Optima L/S Strategy Fund, LLC (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund's Confidential Offering Memorandum (the "Offering Memorandum").

Any information in this investor report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. To request a copy of the most recent quarterly holdings report, semi-annual report or annual report, call 1-877-257-0004.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit the SEC's web site at http://www.sec.gov. You may also call 1-877-257-0004 to request a free copy of the proxy voting guidelines.

The Fund is available only to investment management clients of the Wealth Management Group of The Bank of New York Mellon Corporation, and only if they have a net worth of more than $1 million and meet other criteria as described in the Offering Memorandum. Interests in the Fund are not freely transferable, however liquidity may be available through repurchase offers made at the discretion of the Board of Directors of the Fund.

As with any speculative investment program, it is possible to incur losses as well as gains through an investment in the Fund. There can be no assurances that the Fund will achieve its objective. The Offering Memorandum contains a more complete description of the risks associated with an investment in the Fund. Under no circumstances should a prospective investor elect to invest in the Fund without reviewing the Offering Memorandum.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

               PORTFOLIO SUMMARY - SEPTEMBER 30, 2009 (UNAUDITED)

                                                       PERCENTAGE OF
INVESTMENT FUNDS             COST           VALUE        NET ASSETS
----------------         ------------   ------------   -------------
Opportunistic            $126,319,507   $146,046,128       26.1%
Growth                    103,696,225    123,368,070       22.0%
Value                     138,528,930    153,724,910       27.4%
Global                     79,500,000     92,244,972       16.5%
                         ------------   ------------       ----
TOTAL INVESTMENT FUNDS   $448,044,662   $515,384,080       92.0%
                         ============   ============       ====

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

            SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

                                                                               PERCENTAGE
                                                                                   OF
INVESTMENT FUNDS                                     COST           VALUE      NET ASSETS     LIQUIDITY
----------------                                 ------------   ------------   ----------   ------------
OPPORTUNISTIC
Eminence Partners, L.P.                          $ 22,000,000   $ 21,858,655       3.9%     Quarterly(a)
Glenview Institutional Partners, L.P.              30,000,000     27,026,206       4.8%     Quarterly(b)
Hunter Global Investors Fund I, L.P.               22,127,412     28,299,127       5.1%     Quarterly+
Karsh Capital II, L.P.                             24,442,165     33,233,660       5.9%     Quarterly+
Kingdon Associates                                 25,283,055     33,354,248       6.0%     Quarterly+
Raptor Private Holdings, L.P.                       2,466,875      2,274,232       0.4%              ++
                                                 ------------   ------------     -----
                                                  126,319,507    146,046,128      26.1%
                                                 ------------   ------------     -----
GROWTH
Alydar QP Fund, L.P.                               20,570,236     27,843,086       5.0%     Quarterly+
Chilton QP Investment Partners, L.P.                8,246,559      8,018,858       1.4%     Annually +
Fox Point QP Fund, L.P.                            25,000,000     19,634,957       3.5%     Annually (c)
Highbridge Long/Short Equity Fund, L.P.            21,643,955     36,996,146       6.6%     Quarterly+
Maverick Fund USA, Ltd.                            21,711,185     23,385,541       4.2%     Quarterly+
Pequot Capital                                      6,524,290      7,489,482       1.3%     Quarterly+
                                                 ------------   ------------     -----
                                                  103,696,225    123,368,070      22.0%
                                                 ------------   ------------     -----
VALUE
Amici Qualified Associates, L.P.                   25,173,447     33,108,279       5.9%     Quarterly+
Bay II Resource Partners, L.P.                     20,500,000     25,305,120       4.5%     Quarterly+
Clovis Capital Partners Institutional, L.P.        25,247,705     29,103,205       5.2%     Quarterly+
Delta Offshore Holdings Fund, Ltd.                  1,240,022      1,377,862       0.3%     Quarterly+
Oscar S. Schafer & Partners II, L.P.               25,000,000     18,537,875       3.3%     Annually (d)
Shoshone Partners, L.P.                            17,299,000     20,894,100       3.7%     Annually +
Thruway Partners, L.P.                             24,068,756     25,398,469       4.5%     Quarterly+
                                                 ------------   ------------     -----
                                                  138,528,930    153,724,910      27.4%
                                                 ------------   ------------     -----
GLOBAL
Amiya Global Emerging Opportunities Fund, L.P.     20,000,000     22,278,110       4.0%     Quarterly(e)
Asian Century Quest Fund (QP), L.P.                19,000,000     25,045,426       4.5%     Quarterly+
Calypso Qualified Partners, L.P.                   20,500,000     25,043,936       4.5%       Monthly+
Miura Global Partners II, L.P.                     20,000,000     19,877,500       3.5%       Monthly+
                                                 ------------   ------------     -----
                                                   79,500,000     92,244,972      16.5%
                                                 ------------   ------------     -----
TOTAL INVESTMENT FUNDS                            448,044,662    515,384,080      92.0%
                                                 ------------   ------------     -----
AFFILIATED INVESTMENT
Dreyfus Institutional Preferred Plus Money
   Market Fund (f)                                 38,700,723     38,700,723       6.9%         Daily+
                                                 ------------   ------------     -----
TOTAL INVESTMENTS                                $486,745,385    554,084,803      98.9%
                                                 ============   ------------     -----
ASSETS IN EXCESS OF OTHER LIABILITIES                              6,270,739       1.1%
                                                                ------------     -----
TOTAL NET ASSETS                                                $560,355,542     100.0%
                                                                ============     =====

(a) Investments have a 1 year lock-up period. $22 million was invested on 9/1/09.

(b) Investments have a 2 year lock-up period. $20 million was invested on 4/1/08 and $10 million was invested on 5/1/08.

(c) Investments have a 25 month lock-up period. $10 million was invested on 1/1/08 and $15 million was invested on 2/1/08.

(d) Investments have a 1 year lock-up period. $25 million was invested on 7/1/08.

(e) Investments have a 1 year soft lock-up period with a 2% early withdrawal fee. $20 million was invested on 7/1/09.

(f) Investment in affiliated money market mutual fund. The 7-day yield at 09/30/09 was 0.12%.

+    The investment amount has no lock-up or other redemption restrictions.

++   Investment is currently in liquidation.

Detailed information about the Investment Funds is not available.

    The accompanying notes are an integral part of the financial statements.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                       STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2009 (UNAUDITED)

ASSETS
   Investments in funds, at value
      (Cost at $448,044,662) (Note 2B)                        $515,384,080
   Investments in affiliated issuers, at value
      (Cost at $38,700,723) (Note 2F)                           38,700,723
   Receivable for investments sold                              11,042,477
   Prepaid expenses                                                 60,615
                                                              ------------
      Total assets                                             565,187,895
LIABILITIES
   Payable for repurchase of interests (Note 9)   1,988,945
   Accrued investment advisory fees (Note 3)      1,388,601
   Proceeds from sale of interests received in
      advance                                     1,080,000
   Accrued professional fees                        267,875
   Accrued accounting and administration fees        87,861
   Accrued custody fees (Note 3)                      1,395
   Other accrued expenses and other liabilities      17,676
                                                  ---------
      Total liabilities                                          4,832,353
                                                              ------------
NET ASSETS                                                    $560,355,542
                                                              ============
INVESTORS' CAPITAL
   Net capital contributions                                  $493,016,124
   Net unrealized appreciation                                  67,339,418
                                                              ------------
INVESTORS' CAPITAL                                            $560,355,542
                                                              ============

    The accompanying notes are an integral part of the financial statements.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

INVESTMENT INCOME
   Dividend income from affiliated
      investments (Note 2F)                                              $    48,787
EXPENSES
   Investment advisory fee (Note 3)                        $ 4,169,335
   Accounting, administration and investor services fees       270,324
   Audit and tax service fees                                  135,001
   Legal fees                                                  113,951
   Directors' fees (Note 3)                                     63,026
   Insurance expense                                            44,638
   Custody fees (Note 3)                                         8,164
   Chief Compliance Officer fees (Note 3)                        2,063
   Miscellaneous expenses                                       16,885
                                                           -----------
      Total expenses                                                       4,823,387
                                                                         -----------
         Net investment loss                                              (4,774,600)
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain on portfolio funds sold                 1,873,844
   Net change in unrealized appreciation
      (depreciation) on investments in portfolio funds      36,794,651
                                                           -----------
         Net realized and unrealized gain                                 38,668,495
                                                                         -----------
NET INCREASE IN INVESTORS' CAPITAL DERIVED FROM
   INVESTMENT OPERATIONS                                                 $33,893,895
                                                                         ===========

    The accompanying notes are an integral part of the financial statements.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                   STATEMENTS OF CHANGES IN INVESTORS' CAPITAL

                                                                   FOR THE
                                                               SIX MONTHS ENDED        FOR THE
                                                              SEPTEMBER 30, 2009     YEAR ENDED
                                                                  (UNAUDITED)      MARCH 31, 2009
                                                              ------------------   --------------
INCREASE (DECREASE) IN INVESTORS' CAPITAL FROM
INVESTMENT OPERATIONS
   Net investment loss                                           $ (4,774,600)      $ (9,906,621)
   Net realized gain (loss) on portfolio funds sold                 1,873,844         (4,008,748)
   Net change in unrealized appreciation (depreciation)
      on investments in portfolio funds                            36,794,651        (66,160,147)
                                                                 ------------       ------------
      Net Increase (Decrease) in Investors' Capital Derived
         from Operations                                           33,893,895        (80,075,516)
                                                                 ------------       ------------
CAPITAL TRANSACTIONS
   Proceeds from sale of interests                                 17,489,000         58,803,800
   Repurchase of interests                                        (40,389,225)       (39,820,825)
                                                                 ------------       ------------
      Net Increase (Decrease) in Investors' Capital
         Derived from Capital Transactions                        (22,900,225)        18,982,975
                                                                 ------------       ------------
TOTAL INCREASE (DECREASE) IN INVESTORS' CAPITAL                    10,993,670        (61,092,541)
INVESTORS' CAPITAL
   At beginning of period                                         549,361,872        610,454,413
                                                                 ------------       ------------
   At end of period                                              $560,355,542       $549,361,872
                                                                 ============       ============

    The accompanying notes are an integral part of the financial statements.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                              FINANCIAL HIGHLIGHTS

                                     FOR THE                                                             FOR THE PERIOD
                                SIX MONTHS ENDED                                                          MAY 2, 2005
                                  SEPTEMBER 30,        FOR THE          FOR THE          FOR THE       (COMMENCEMENT OF
                                      2009            YEAR ENDED       YEAR ENDED      YEAR ENDED     OPERATIONS) THROUGH
                                   (UNAUDITED)     MARCH 31, 2009   MARCH 31, 2008   MARCH 31, 2007      MARCH 31, 2006
                                ----------------   --------------   --------------   --------------   -------------------
TOTAL RETURN                            6.37%(1)        (12.48)%          2.63%             5.96%            17.31%(1)
RATIOS TO AVERAGE NET ASSETS:
   Expenses (2)                         1.74%(3)          1.73%           1.71%             1.74%             1.95%(3)
   Net Investment loss                 (1.72%)(3)        (1.66%)         (1.56%)           (1.63%)           (1.80%)(3)
PORTFOLIO TURNOVER RATE                   15%(4)            12%              4%                2%               17%(4)
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $560,356          $549,362        $610,454          $537,870          $303,162

(1)  Total return is for the period indicated and has not been annualized.

(2) Expense ratios of the underlying funds are not included in the expense ratio.

(3)  Annualized.

(4)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                             STATEMENT OF CASH FLOWS
             FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in investors' capital resulting from operations       $ 33,893,895
   Adjustments to reconcile net increase in investors' capital from operations to net cash provided by operating activities:
      Purchases of long-term investments                               (76,848,779)
      Proceeds from sale of long-term investments                       73,354,971
      Net Purchases of short-term investments                          (19,652,908)
      Net realized gain on investments                                  (1,873,844)
      Net change in unrealized appreciation on investments             (36,794,651)
      Decrease in advance investments in funds                          20,000,000
      Decrease in receivable for investments sold                       29,917,211
      Increase in prepaid expenses                                         (56,898)
      Increase in accrued investment advisory fees                          17,217
      Decrease in accrued professional fees                                (20,456)
      Decrease in accrued accounting and administration fees               (93,767)
      Decrease in accrued Directors' fees                                  (19,500)
      Decrease in accrued Chief Compliance Officer fees                     (2,063)
      Decrease in accrued custody fees                                      (2,670)
      Increase in other accrued expense and liabilities                      7,609
                                                                      ------------
         Net cash provided by operating activities                      21,825,367
                                                                      ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of interests                                         18,569,000
Repurchase of interests                                                (40,394,367)
                                                                      ------------
         Net cash used in financing activities                         (21,825,367)
                                                                      ------------
Net change in cash                                                              --
                                                                      ------------
Cash at beginning of period                                                     --
                                                                      ------------
Cash at end of period                                                 $         --
                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) ORGANIZATION:

Mellon Optima L/S Strategy Fund, LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on December 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund commenced operations on May 2, 2005.

The Fund's investment objective is to seek capital appreciation over the long term by attempting to maximize risk-adjusted returns while minimizing volatility and maintaining a low correlation to the S&P 500 Index. The Fund is a fund of hedge funds that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns principally in the U.S. equity markets by employing an investing style known as "long/short." This style combines long investments with short sales in the pursuit of opportunities in rising or declining markets. Generally, such portfolio managers conduct their investment programs through unregistered investment vehicles and in other registered investment companies (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged Mellon Hedge Advisors LLC (the "Adviser"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"), and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser has engaged Optima Fund Management LLC (the "Sub-Investment Adviser"), a registered investment adviser under the Advisers Act, to assist it in performing certain of its duties. BNY Mellon owns indirectly a 14.9% profit interest and a 4.9% voting interest in the Sub-Investment Advisor.

Interests are offered solely to eligible investment management clients of the Wealth Management Group of BNY Mellon ("Investors") in private placement transactions exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). Initial and additional applications for interests in the Fund by Investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

Interests in the Fund are not redeemable. The Fund from time to time may offer to repurchase interests pursuant to written tenders. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Investors twice each calendar year, near mid-year and year-end. Investors can transfer or assign their interests in the Fund only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of an Investor, or
(ii) with the written consent of the Adviser, which may be withheld in its sole and absolute discretion.

(2) SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(2) SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

A. FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHES ACCOUNTING STANDARDS CODIFICATION

The FASB has issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB Accounting Standards Codification(TM)" and the Hierarchy of Generally Accepted Accounting Principles ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of September 30, 2009.

B. VALUATION OF THE FUND AND ITS INVESTMENTS

Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of each calendar month and on any other date the Directors may designate in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

The Directors have approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of the end of each calendar month and on any other date the Directors may designate ordinarily is the value determined as of such period for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. All valuations utilize financial information supplied by each Investment Fund and are net of management fees and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. In the event that an Investment Fund does not report a value to the Fund on a timely basis at the end of each calendar month, the Fund determines the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based on the value on such date unless the Board determines during such sixty-day period that amortized cost does not represent fair value.

The Fund adopted ASC 820 (formerly know as FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements). ASC 820 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of ASC 820 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(2) SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Various inputs are used in determining the value of the Fund's investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

     LEVEL 1--quoted prices in active markets for identical securities.

     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Although the Fund's investments in Investment Funds are exclusively identified as Level 3 securities, the underlying holdings of the Investment Funds are comprised of a combination of Level 1, 2 and 3 securities. The following section describes the valuation techniques used by the Fund to measure its investments in Investment Funds.

The Investment Funds report the net asset value of the Fund's investment on a periodic basis to the Fund which is not necessarily the fair value of the Fund's investment. ASC 820 requires management to analyze other factors that may cause the fair value to be above or below the net asset value reported by the Investment Fund. In order to obtain confidence in the net asset values of the Fund's investment, the Sub-Investment Adviser performs comprehensive due diligence, including but not limited to, operational due diligence, qualitative and quantitative research, performance tracking, and financial statement and tax review. All of this information enables management to determine a confidence level in an Investment Fund's net asset value. If management is unable to obtain confidence in an Investment Fund's net asset value, management may determine and implement an alternative method of valuation. Fair value determinations are made in accordance with procedures adopted by the Fund's Board of Directors.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments carried at fair value:

                                                                              Level 3 -
                                                            Level 2 -       Significant
                                         Level 1 -     Other Significant   Unobservable
Investments in Securities              Quoted Prices   Observable Inputs       Inputs         Total
-------------------------              -------------   -----------------   ------------   ------------
   Investment Funds                     $        --            $--         $515,384,080   $515,384,080
   Affiliated Investments                38,700,723             --                   --     38,700,723
                                        -----------            ---         ------------   ------------
Total Investments in Securities         $38,700,723            $--         $515,384,080   $554,084,803
                                        ===========            ===         ============   ============


The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:


                                                   Investments in
                                                   Securities ($)
                                                   --------------
Balance as of 3/31/09                                473,221,777
Realized Loss                                          1,873,844
Change in unrealized appreciation (depreciation)      36,794,651
Net purchases (sales)                                  3,493,808
Transfers in and/or out of Level 3                            --
                                                     -----------
BALANCE AS OF 9/30/09                                515,384,080
                                                     ===========

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(2) SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

C. SECURITIES TRANSACTIONS AND INCOME

Securities transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the average cost basis. The Investment Funds in which the Fund invests do not regularly distribute income and realized gains from their underlying investment activity. Such undistributed amounts are captured in the value of the Investment Funds in the form of unrealized appreciation.

D. FUND COSTS

The Adviser bore the non-recurring initial offering and organizational costs of the Fund. The Fund bears all expenses incurred in the ongoing business of the Fund including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; certain printing costs; and expenses of meetings of the Board and Investors.

E. INCOME TAXES

The Fund is treated as a partnership for Federal income tax purposes. Accordingly, no provision is made by the Fund for Federal or state income taxes. For income tax purposes, each Investor will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss and deductions allocated to the Fund (including from investments in other partnerships) for each taxable year of the Fund ending with or within the Investor's taxable year. Each item will have the same character to an Investor, and will generally have the same source (either United States or foreign), as though the Investor realized the item directly. Investors must report these items regardless of the extent to which, or whether, the Fund or Investors receive cash distributions for such taxable year, and thus may incur income tax liabilities unrelated to any distributions to or from the Fund.

The Fund evaluates tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year.

The cost of investments for Federal income tax purposes is adjusted for items of accumulated taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on each calendar year Schedules K-1. The aggregate cost of Investment Funds and the gross unrealized appreciation and depreciation on Investment Funds for federal income tax purposes as of September 30, 2009 are noted below.

Federal tax cost of investment funds   $486,745,385
                                       ============
Grass unrealized appreciation            82,824,569
Gross unrealized depreciation           (15,485,151)
                                       ------------
Net unrealized appreciation            $ 67,339,418
                                       ============


F. SHORT-TERM INVESTMENTS

Short-term investments consist of liquid investments with maturities of less than 90 days. The Fund had $38,700,723 invested in Dreyfus Institutional Preferred Plus Money Market Fund, an affiliated institutional money market fund, including $1,988,155 of segregated assets, which represents 5% of the value of the June 2009 tender offer. See Note 9.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Advisory Fee") at the annual rate of 1.50% of the Fund's average net assets. Pursuant to this agreement, the Fund was charged $4,169,335 for the six months ended September 30, 2009.

The Fund compensates The Bank of New York Mellon, formerly Mellon Trust of New England, N.A. ("BNYM"), a wholly-owned direct subsidiary of BNY Mellon, under a Custody Agreement to provide custody services for the Fund. In consideration for these services, BNYM earns interest on balances, including disbursement balances and balances arising from purchase and sale transactions, and the Fund reimburses certain of BNYM's expenses. Pursuant to this agreement, the Fund was charged $8,164 for the six months ended September 30, 2009.

The Fund has contracted with Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $7,971 for the six months ended September 30, 2009, which is included in miscellaneous expenses on the Statement of Operations.

The Fund reimbursed BNY Mellon for a portion of the salary of the Fund's Chief Compliance Officer until April 30, 2009. Pursuant to this arrangement, the Fund was charged $2,063 for the one month ended April 30, 2009. No other director, officer or employee of Mellon Hedge Advisors, LLC or its affiliates receives any compensation from the Fund for serving as an officer or Director of the Fund.

The Fund pays each Director who is not a director, officer or employee of the Adviser or its affiliates (an "Independent Director") an annual retainer and per meeting fees. The Fund also reimburses the Independent Directors for their reasonable out-of-pocket expenses.

The Directors do not receive any pension or retirement benefits from the Fund.

(4) INVESTMENT TRANSACTIONS:

During the six months ended September 30, 2009 the Fund had aggregate purchases and proceeds from sales of Investment Funds of $76,848,779 and $73,354,971, respectively.

(5) INDEMNIFICATION:

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK:

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is generally limited to the value of these investments as reported by the Fund.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(7) RISK FACTORS:

An investment in the Fund involves a high degree of risk, including the risk that the entire amount invested may be lost. The Fund allocates assets to a select group of portfolio managers and invests in Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

In order to satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, the Fund may limit its investment position in any one Investment Fund to less than 5% of the Investment Fund's outstanding voting securities. Alternatively, to facilitate investments in Investment Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote securities of, certain Investment Funds. In cases where the Fund purchases non-voting securities of, or waives its right to vote securities of, an Investment Fund, the Fund will not be able to vote on matters that required the approval of security holders of the Investment Fund, including matters that may be adverse to the Fund's and its Investors' interests.

(8) ACCOUNTING REQUIREMENTS:

The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The adoption of the additional disclosure requirements did not impact the Fund's financial statements.

(9) INTEREST REPURCHASES:

The following is a summary of the Fund's repurchase activity for the six months ended September 30, 2009:

 REPURCHASE VALUE      COMMENCEMENT       EXPIRATION DATE     INTEREST
       DATE            DATE OF OFFER         OF OFFER        PURCHASED
 ----------------   ------------------   ----------------   -----------
June 30, 2009       March 27, 2009       April 27, 2009     $40,389,225
December 31, 2009   September 25, 2009   October 26, 2009    49,144,781(1)

(1) This value is an estimate based on the valuation date, September 30, 2009. The final interest purchased amount will be available at the December 31, 2009 valuation.

In general, the Fund will initially pay 95% of the estimated value of the repurchased interests of Investors within one month after the value of the interests to be repurchased is determined. The remaining amount will be paid out promptly after the completion of the Fund's fiscal year end audit.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(10) SUBSEQUENT EVENTS:

The Company has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 30, 2009, the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2009. However, the following are details relating to subsequent events that have occurred since September 30, 2009 through November 30, 2009.

From October 1, 2009 through November 30, 2009, the Fund received additional contributions from Investors of $1,925,000.

DIRECTORS AND OFFICERS (UNAUDITED)

The following table lists the Fund's directors and officers; their ages, addresses and years of birth; their position(s) with the Fund; the length of time holding such position(s) with the Fund; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended September 30, 2009. The Fund's Confidential Offering Memorandum includes additional information about the Fund's directors and is available, without charge to qualified clients of BNY Mellon Wealth Management, upon request by writing Mellon Optima L/S Strategy Fund, LLC at One Boston Place, Suite 024-0071, Boston, MA 02108 or calling toll free 1-877-257-0004.

INDEPENDENT DIRECTORS

                                                                                  NUMBER
                                                                                    OF
                                        TERM OF                                 PORTFOLIOS        OTHER
                                         OFFICE                                  IN FUND      DIRECTORSHIPS      DIRECTOR
                                          AND                                    COMPLEX         HELD BY       REMUNERATION
                                       LENGTH OF                                 OVERSEEN        DIRECTOR     (PERIOD ENDED
NAME(AGE), POSITION(S) WITH FUND,         TIME       PRINCIPAL OCCUPATION(S)        BY         OUTSIDE FUND   SEPTEMBER 30,
ADDRESS AND YEAR OF BIRTH                SERVED        DURING PAST 5 YEARS       DIRECTOR        COMPLEX          2009)
---------------------------------      ----------  ---------------------------  ----------  ----------------  -------------
Robert Bowen (72), Director              Term -    Retired; formerly Executive       2            None           $11,000
c/o Mellon Optima L/S Strategy Fund    Indefinite  Vice President, Callan
One Boston Place, Suite 024-0071        Length -   Associates, 1993-2001
Boston, MA 02108                         Since
1937                                    December
                                          2008

Robert J. Dwyer (66), Director           Term -    Retired; Advisory Director        2        Mas-Tec Inc.       $11,000
c/o Mellon Optima L/S Strategy Fund    Indefinite  of Morgan Stanley & Co.                  (communications
One Boston Place, Suite 024-0071        Length -   and President of Dwyer                    and utilities
Boston, MA 02108                         Since     Family Foundation;                        infrastructure
1943                                    December   formerly Executive Vice                    contractor)
                                          2008     President of Morgan Stanley
                                                   Dean Witter

Carla Diane Hunter (55), Director and    Term -    Chief Operating Officer,          2            None           $13,250
Audit Committee Chairperson            Indefinite  Weizmann Global
c/o Mellon Optima L/S Strategy Fund     Length -   Endowment Trust, since
One Boston Place, Suite 024-0071         Since     2002; formerly Director of
Boston, MA 02108                        December   Investments and Treasury,
1954                                      2008     Museum of Modern Art,
                                                   New York City, 1997 - 2002

Arthur Williams III (68), Director       Term -    President and Chief               2            None           $11,000
c/o Mellon Optima L/S Strategy Fund    Indefinite  Investment Officer, Pine
One Boston Place, Suite 024-0071        Length -   Grove Associates, Inc.,
Boston, MA 02108                         Since     since 1994; formerly
1943                                    December   Director of Retirement Plan
                                          2008     Investments, McKinsey &
                                                   Company, until 1994

Rodney S. Yanker (50), Director          Term -    Co-Founder and Senior             2            None           $10,500
c/o Mellon Optima L/S Strategy Fund    Indefinite  Partner, Alternative Asset
One Boston Place, Suite 024-0071        Length -   Managers, LP, since 2004;
Boston, MA 02108                         Since     Director and Chief
1959                                    December   Operations Officer,
                                          2008     Transformation Capital
                                                   Corp., until 2008

INTERESTED DIRECTOR

                                                                                  NUMBER
                                                                                    OF
                                        TERM OF                                 PORTFOLIOS        OTHER
                                         OFFICE                                  IN FUND      DIRECTORSHIPS      DIRECTOR
                                          AND                                    COMPLEX         HELD BY       REMUNERATION
                                       LENGTH OF                                 OVERSEEN        DIRECTOR     (PERIOD ENDED
NAME(AGE), POSITION(S) WITH FUND,         TIME       PRINCIPAL OCCUPATION(S)        BY         OUTSIDE FUND   SEPTEMBER 30,
ADDRESS AND YEAR OF BIRTH                SERVED        DURING PAST 5 YEARS       DIRECTOR        COMPLEX          2009)
---------------------------------      ----------  ---------------------------  ----------  ----------------  -------------
Newton P.S. Merrill (69), Director       Term -    Retired; formerly Senior          2            York           $13,250
(Chairman)                             Indefinite  Executive Vice President,                    Enhanced
c/o Mellon Optima L/S Strategy Fund     Length -   The Bank of New York,                     Strategy Fund
One Boston Place, Suite 024-0071         Since     1994-2003; Executive Vice                      LLC
Boston, MA 02108                        December   President and Group
1939                                      2008     Executive, Bank of Boston,
                                                   1991-1994

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

                                                       TERM OF OFFICE AND
NAME (AGE), ADDRESS AND               POSITION(S)        LENGTH OF TIME                 PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH                       HELD WITH FUND           SERVED                       DURING PAST 5 YEARS
-----------------------            ----------------   -------------------   ----------------------------------------------
David K. Mossman (56)               President and      Term - Indefinite    Senior Vice President and Director, Investment
BNY Mellon Wealth Management       Chief Executive       Length - Since     Administration, BNY Mellon Wealth
One Mellon Center                      Officer           December 2008      Management (since 1982)
Pittsburgh, PA 15258
1952

Steven M. Anderson (44)            Vice President,     Term - Indefinite    Vice President, BNY Mellon Asset Management
BNY Mellon Asset Management         Treasurer and        Length - Since     (since 2003)
One Boston Place, Suite 024-0242   Chief Financial      Commencement of
Boston, MA 02108                       Officer             Operations
1965

Katherine Cain (51)                Chief Compliance    Term - Indefinite    First Vice President, BNY Mellon Wealth
BNY Mellon Wealth Management           Officer           Length - Since     Management Group Compliance (since 2005);
One Boston Place, Suite 024-0072                         December 2008      Chief Compliance Officer, Mellon Hedge
Boston, MA 02108                                                            Advisors, LLC (since 2005); formerly Chief
1958                                                                        Compliance Officer, Boston Safe Advisors (2005
                                                                            - 2008)

Peter M. Sullivan (41)                Secretary        Term - Indefinite    Managing Counsel - Asset Management and
BNY Mellon Corporation                                   Length - Since     Managing Director, BNY Mellon (since 2008);
One Boston Place, Suite 024-0081                         February 2009      formerly Senior Counsel and Vice President,
Boston, MA 02108                                                            Mellon Financial Corporation (2004-2008)
1968

Ridgway H. Powell (46)              Vice President     Term - Indefinite    First Vice President, BNY Mellon Wealth
BNY Mellon Wealth Management                          Length - Since June   Management Group ("WMG") and Vice
One Boston Place, Suite 024-0031                              2005          President, Mellon Hedge Advisors, LLC;
Boston, MA 02108                                                            formerly Head of Taxable Fixed Income Desk,
1963                                                                        BNY Mellon WMG

Anthony J. Mastrocola (32)          Assistant Vice     Term - Indefinite    Assistant Vice President, BNY Mellon Wealth
BNY Mellon Wealth Management          President          Length - Since     Management Group (since 2004), Assistant Vice
One Boston Place, Suite 024-0071                          October 2008      President, Mellon Hedge Advisors, LLC (since
Boston, MA 02108                                                            2005)
1977

ITEM 2.  CODE OF ETHICS.

         Not applicable to this semi-annual filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable to this semi-annual filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable to this semi-annual filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

        (a) The Schedule of Investments in securities of unaffiliated issuers is included as part of the Annual Report to Investors filed under Item 1 of this Form N-CSR.

        (b) Not applicable to this semi-annual filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this semi-annual filing.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this semi-annual filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
         Schedule 14A, or this Item 10 of Form N-CSR.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's initial fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a)(1)  Not applicable to this semi-annual filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 12(a)(2)

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 12(b).

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mellon Optima L/S Strategy Fund, LLC

By (Signature and Title):           /S/ DAVID K. MOSSMAN
                                    --------------------------------------------
                                    David K. Mossman, President and Chief
                                    Executive Officer

                                    Date: December 8, 2009



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):           /S/ DAVID K. MOSSMAN
                                    --------------------------------------------
                                    David K. Mossman, President and Chief
                                    Executive Officer

                                    Date: December 8, 2009



By (Signature and Title):           /S/ STEVEN M. ANDERSON
                                    --------------------------------------------
                                    Steven M. Anderson, Vice President,
                                    Treasurer and Chief Financial Officer

                                    Date:  December 8, 2009